UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutuional Investment Manager Filing this Report:

Name:     Davis-Dinsmore Management Company
Address:  65 Madison Avenue
          Suite 550
          Morristown, NJ  07960

13F File Number:   28-5466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to sumit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Levine
Title: Treasurer
Phone: 973-631-1177
Signature,	Place, and Date of Signing:

Gary Levine	Morristown, New Jersey	October 14, 1999

Report Type:	(Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reorting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Entry Total:	$179,898

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apache Corp. 6.50% 2002 ACES   PFD CV           037411600     1800    45000 SH       DEFINED                 45000
CMS Energy Corp. 8.75% adj. cv PFD CV           125896308     1828    50000 SH       DEFINED                 50000
Cox Communications, Inc. 7% FE PFD CV           224044305     2310    40000 SH       DEFINED                 40000
Dollar General STRYPES Trust 8 PFD CV           256678103     2811    65000 SH       DEFINED                 65000
Enron Corp. 7% 2002 exch. note PFD CV           293561882     2008    90000 SH       DEFINED                 90000
Estee Lauder 6.25% TRACES-2    PFD CV           518438205     1357    17400 SH       DEFINED                 17400
Georgia-Pacific Corp. 7.5% 200 PFD CV           373298801     1770    40000 SH       DEFINED                 40000
Houston Industries, Inc. 7% 20 PFD CV           442161204     2856    28000 SH       DEFINED                 28000
Jefferson-Pilot Corp.  7.25% 2 PFD CV           475070207     3715    40600 SH       DEFINED                 40600
Kerr-McGee Corp. DECS 5.5% 200 PFD CV           492386305     3510    90000 SH       DEFINED                 90000
MediaOne, Inc. PIES-a 6.25% 20 PFD CV           58440J401     3148    30000 SH       DEFINED                 30000
NISOURCE, Inc. PIES-b 7.75% 20 PFD CV           65473P303     1715    40000 SH       DEFINED                 40000
Ralston Purina Co. 7% 2000 SAI PFD CV           751277401     1880    40000 SH       DEFINED                 40000
Southwest Securities Group, In PFD CV           845224203      762    21460 SH       DEFINED                 21460
TARGETS Trust IV 5% (AMGN)     PFD CV           87612X104     4052   392938 SH       DEFINED                392938
Texas Utilities Co. 9.25% FELI PFD CV           882848203     1479    30000 SH       DEFINED                 30000
The Coastal Corp. 6.625% FELIN PFD CV           190441865     2085    80000 SH       DEFINED                 80000
The Seagram Co. Ltd. 7.5% 2002 PFD CV           811850205     1857    40000 SH       DEFINED                 40000
Times Mirror Co. 4.25% 2001 PE PFD CV           887364503     1823    22000 SH       DEFINED                 22000
WBK Trust 10% STRYPES 144A     PFD CV           929229102     2360    80000 SH       DEFINED                 80000
American General Delaware, LLC PFD CV           02637G200     2080    26000 SH       DEFINED                 26000
CNB Capital Trust 6% SPuRS     PFD CV           12613G207     2925   100000 SH       DEFINED                100000
Caremark Rx Capital Trust I 7% PFD CV           14170K209     1817    40000 SH       DEFINED                 40000
Frontier Financing Trust cv. p PFD CV           35907U103     1380    40000 SH       DEFINED                 40000
Globalstar Telecomm Ltd. 8% cv PFD CV           379364508     2270    40000 SH       DEFINED                 40000
National Australia Bank Ltd. 7 PFD CV           632525309     2190    80000 SH       DEFINED                 80000
Newell Financial Trust I 5 1/4 PFD CV           651195208     1417    35000 SH       DEFINED                 35000
PSINet, Inc. 6.75% cv. pfd. C  PFD CV           74437C309      604    15000 SH       DEFINED                 15000
UnitedGlobalCom dep shs rep 7% PFD CV           913247102     2060    40000 SH       DEFINED                 40000
AES Corp. cv. jr. sub. deb.    CONV             00130HAN5     4497  3500000 PRN      DEFINED               3500000
Amazon.com, Inc. cv. sub. note CONV             023135AD8     1172  1000000 PRN      DEFINED               1000000
American Express Credit Corp.  CONV             025818CJ2     2665  2200000 PRN      DEFINED               2200000
American International Group c CONV             02687QAH1     1307  1000000 PRN      DEFINED               1000000
At Home Corp. cv. sub. deb. 14 CONV             045919AA5      636  1000000 PRN      DEFINED               1000000
BankAtlantic Bancorp cv. sub.  CONV             065908AC9     2614  3330000 PRN      DEFINED               3330000
Bear Stearns Cos., Inc. medium CONV             07383PCN4     3260  4000000 PRN      DEFINED               4000000
Bell Atlantic Financial Servic CONV             07785GAC4     2102  2000000 PRN      DEFINED               2000000
Bell Atlantic Financial Servic CONV             07785GAB6     6071  6000000 PRN      DEFINED               6000000
Bell Atlantic Financial Servic CONV             U0778KAB8     4205  4000000 PRN      DEFINED               4000000
Citrix Systems, Inc. cv. sub.  CONV             177376AA8      965  2000000 PRN      DEFINED               2000000
Clear Channel Communications,  CONV             184502AB8     4196  3000000 PRN      DEFINED               3000000
Costco Companies, Inc. cv. sub CONV             22160QAA0     1732  2000000 PRN      DEFINED               2000000
Costco Companies, Inc. cv. sub CONV             22160QAC6     1732  2000000 PRN      DEFINED               2000000
Credit Suisse First Boston Cor CONV             2254C0AM1     2910  3000000 PRN      DEFINED               3000000
Credit Suisse First Boston Cor CONV             2254C0AF4     3918  3400000 PRN      DEFINED               3400000
Devon Energy Corp. cv. sub. de CONV             25179MAB9      997  1000000 PRN      DEFINED               1000000
Diamond Offshore Drilling Inc. CONV             25271CAA0     2208  2100000 PRN      DEFINED               2100000
Elan Finance Corp. Ltd. liquid CONV             284129AA1     3424  6000000 PRN      DEFINED               6000000
Exchangeable Cert. Corp. exch. CONV             30149TAB1     1972  2000000 PRN      DEFINED               2000000
Exchangeable Certificates Corp CONV             30149TAA3      937  1000000 PRN      DEFINED               1000000
Hewlett-Packard Co., Inc. liqu CONV             428236AA1     3056  5000000 PRN      DEFINED               5000000
Home Depot, Inc. cv. sub. note CONV             437076AE2     2976  1000000 PRN      DEFINED               1000000
Imax Corp. cv. sub. notes 144A CONV             45245EAC3     2165  2000000 PRN      DEFINED               2000000
Interim Services Inc. cv. sub. CONV             45868PAA8     2383  3000000 PRN      DEFINED               3000000
Interpublic Group Cos., Inc. c CONV             460690AG5     2782  3000000 PRN      DEFINED               3000000
Level 3 Communications, Inc. c CONV             52729NAG5     2991  3000000 PRN      DEFINED               3000000
Loews Corp. cv. sub. notes     CONV             540424AL2      847  1000000 PRN      DEFINED               1000000
Merrill Lynch (NOVN) euro. med CONV             VV3086202     1579  1800000 PRN      DEFINED               1800000
Merrill Lynch (TWX) medium ter CONV             590188JV1     3600  4000000 PRN      DEFINED               4000000
MindSpring Enterprises, Inc. c CONV             602683AA2      466   500000 PRN      DEFINED                500000
NatWest Markets exch. trust se CONV             639059AA2     6570  2000000 PRN      DEFINED               2000000
National Data Corp. cv. sub. n CONV             635621AA3     2966  3500000 PRN      DEFINED               3500000
Nextel Communications, Inc. cv CONV             65332VAR4     3135  2000000 PRN      DEFINED               2000000
Office Depot, Inc. liquid yiel CONV             676220AA4     1277  2000000 PRN      DEFINED               2000000
Orbital Sciences Corp. cv. sub CONV             685564AB2      619   700000 PRN      DEFINED                700000
Orbital Sciences Corp. cv. sub CONV             685564AC0      221   250000 PRN      DEFINED                250000
Penn Treaty American Corp. cv. CONV             707874AA1     2554  2750000 PRN      DEFINED               2750000
Penn Treaty American Corp. cv. CONV             707874AC7     1161  1250000 PRN      DEFINED               1250000
Roche Holdings, Inc. liquid yi CONV             771196AC6     3006  5000000 PRN      DEFINED               5000000
STMicroelectronics, N.V. liqui CONV             861012AB8     1200  1500000 PRN      DEFINED               1500000
Sanmina Corp. cv. sub. notes 1 CONV             800907AA5     1116  1000000 PRN      DEFINED               1000000
Sepracor, Inc. cv. notes 144A  CONV             817315AF1     1862  2000000 PRN      DEFINED               2000000
Siebel Systems, Inc. cv. sub.  CONV             826170AA0     1960  2000000 PRN      DEFINED               2000000
Simula, Inc. sr. cv. sub. note CONV             829206AB7     1269  1750000 PRN      DEFINED               1750000
Spacehab, Inc. cv. sub. notes  CONV             846243AA1     1089  1405000 PRN      DEFINED               1405000
Standard Motor Products, Inc.  CONV             853666AB1     1321  1500000 PRN      DEFINED               1500000
Swiss Life Financial Ltd. cv.  CONV             870883AA3     1915  2000000 PRN      DEFINED               2000000
Swiss Life Financial Ltd. cv.  CONV             870883AB1     1995  2000000 PRN      DEFINED               2000000
Telefonos De Mexico, S.A. cv.  CONV             879403AD5     1890  2000000 PRN      DEFINED               2000000
UBS AG Stamford CT (T)         CONV             90261AAA0     2219  2500000 PRN      DEFINED               2500000
VLSI Technology, Inc. cv. sub. CONV             918270AB5     2309  2250000 PRN      DEFINED               2250000